Discontinued operations - Effect of disposal of financial position (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of analysis of single amount of discontinued operations [line items]
Property, plant and equipment	¥ 76,316	¥ 88,062
Inventories	1,496,061	1,395,674
Cash and cash equivalents	6,771,653	2,853,980
Loans and borrowings, carrying amount	(20,594)	(416,389)
Lease liabilities	(804,412)	(602,974)
Minimum.
Disclosure of analysis of single amount of discontinued operations [line items]
Considerations received in cash	1,000
Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Property, plant and equipment	1,470
Inventories	104,616
Trade and other receivables	61,355
Cash and cash equivalents	75,552
Loans and borrowings, carrying amount	(14,513)
Trade and other payables	(196,779)
Lease liabilities	(41,944)
Net liabilities	(10,243)
Effect of translation difference of foreign operations	(552)
Net gain on disposal of subsidiaries	(10,795)	¥ (10,795)
Cash and cash equivalents disposed of	(75,552)
Net cash outflow	¥ (75,552)